Schedule of Investments (unaudited) January 31, 2020	BlackRock MuniYield Quality Fund, Inc. (MQY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds — 113.1%

Alabama — 0.3%
Homewood Educational Building Authority, Refunding RB, Educational Facilities, Samford University, Series A, 5.00%, 12/01/34	$1,145	$1,375,660

Alaska — 0.3%
Alaska Industrial Development & Export Authority, RB, Providence Health Services, Series A, 5.50%, 10/01/41	1,400	1,495,521

Arizona — 1.5%
Arizona IDA, RB(a):
Leman Academy of Excellence-East Tucson And Central Tucson Projects, Series A, 5.00%, 07/01/39	740	778,709
Leman Academy of Excellence-East Tucson And Central Tucson Projects, Series A, 5.00%, 07/01/49	835	867,774
Leman Academy of Excellence-East Tucson And Central Tucson Projects, Series A, 5.00%, 07/01/54	640	663,910
Odyssey Preparatory Academy Project, 4.38%, 07/01/39	875	886,743
County of Maricopa Arizona IDA, Refunding RB:
HonorHealth, Series A, 5.00%, 09/01/36	880	1,084,732
Legacy Traditional Schools Project, 5.00%, 07/01/39(a)	315	360,587
Legacy Traditional Schools Project, 5.00%, 07/01/49(a)	445	498,520
Legacy Traditional Schools Project, 5.00%, 07/01/54(a)	280	312,239
County of Pima IDA, Refunding RB, American Leadership Academy Project, 5.00%, 06/15/49(a)	710	756,257
Industrial Development Authority of the County of Pima, RB, Imagine East Mesa Charter Schools Project, 5.00%, 07/01/49(a)	1,150	1,223,462

		7,432,933

California — 15.7%
California Health Facilities Financing Authority, RB, Sutter Health, Series B, 5.88%, 08/15/20(b)	1,500	1,539,915
California Health Facilities Financing Authority, Refunding RB, Kaiser Permanente, Sub-Series A-2, 5.00%, 11/01/47	1,770	2,781,608

Security	Par (000)	Value

California (continued)
California Statewide Communities Development Authority, RB, Kaiser Permanente, Series A, 5.00%, 04/01/42	$2,000	$2,159,740
California Statewide Communities Development Authority, Refunding RB, John Muir Health, Series A, 4.00%, 12/01/53	1,325	1,395,583
Carlsbad California Unified School District, GO, Election of 2006, Series B, 6.00%, 05/01/34	5,000	6,102,900
City of San Jose California, Refunding ARB, Norman Y Mineta San Jose International Airport SJC, AMT:
Series A, 5.00%, 03/01/36	565	690,775
Series A, 5.00%, 03/01/37	620	756,698
Series A-1, 5.75%, 03/01/34	1,150	1,205,798
County of San Joaquin California Transportation Authority, Refunding RB, Limited Tax, Measure K, Series A, 6.00%, 03/01/21(b)	900	949,554
Golden State Tobacco Securitization Corp., Refunding RB, Series A-1, 3.50%, 06/01/36	2,010	2,081,194
Grossmont California Union High School District, GO, CAB, Election of 2004, 0.00%, 08/01/31(c)	5,000	4,059,850
Grossmont-Cuyamaca Community College District, GO, Refunding, CAB, Election of 2002, Series C (AGC), 0.00%, 08/01/30(c)	10,030	8,182,374
Hartnell Community College District California, GO, CAB, Election of 2002, Series D, 7.00%, 08/01/34(d)	4,125	5,001,562
Mount San Antonio Community College District, GO, Refunding, CAB, Election of 2008, Series A, 6.25%, 08/01/43(d)	1,945	2,108,302
Poway Unified School District, GO, Refunding, CAB, School Facilities Improvement, Election of 2008, Series B, 0.00%, 08/01/36(c)	5,000	3,491,800
Rio Hondo Community College District California, GO, CAB, Election of 2004, Series C, 0.00%, 08/01/37(c)	4,005	2,680,747
San Bernardino Community College District, GO, CAB, Election of 2008, Series B, 6.38%, 08/01/34	10,000	12,508,400
San Diego California Unified School District, GO, Election of 2008(c):
CAB, Series C, 0.00%, 07/01/38	2,200	1,442,078
CAB, Series G, 0.00%, 07/01/34	900	488,880
CAB, Series G, 0.00%, 07/01/35	950	485,554

1

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock MuniYield Quality Fund, Inc. (MQY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
CAB, Series G, 0.00%, 07/01/36	$1,430	$688,002
CAB, Series G, 0.00%, 07/01/37	950	430,245
San Diego California Unified School District, GO, Refunding, CAB, Series R-1, 0.00%, 07/01/31(c)	1,725	1,400,924
San Marcos Unified School District, GO, Election of 2010, Series A(b):
5.00%, 08/01/21	900	955,332
5.00%, 08/01/21	760	806,725
State of California, GO, 5.50%, 04/01/28	5	5,018
State of California, GO, Refunding, Various Purposes:
5.00%, 09/01/41	2,300	2,440,852
5.00%, 10/01/41	1,300	1,382,563
State of California, GO, , 5.00%, 04/01/42	1,500	1,622,505
Yosemite Community College District, GO, CAB, Election of 2004, Series D, 0.00%, 08/01/36(c)	15,000	10,197,000

		80,042,478

Colorado — 1.2%
City & County of Denver Colorado, COP, Colorado Convention Center Expansion Project, Series A, 4.00%, 06/01/48	1,725	1,904,383
Colorado Health Facilities Authority, RB, Adventist Health System/Sunbelt Obligated Group, Series A, 4.00%, 11/15/46	1,485	1,630,129
Regional Transportation District, COP, Refunding, Series A, 5.38%, 06/01/31	1,885	1,912,408
Regional Transportation District, COP, Series A, 5.00%, 06/01/39	540	604,125

		6,051,045

Connecticut — 1.2%
Connecticut Housing Finance Authority, Refunding RB, S/F Housing:
Sub-Series A-1, 3.85%, 11/15/43	520	567,606
Sub-Series E-1 (Ginnie Mae, Fannie Mae & Freddie Mac), 4.00%, 05/15/36	1,060	1,193,093
Series A-1, 3.80%, 11/15/39	635	693,883
Sub-Series B-1, 4.00%, 05/15/45	965	1,064,173
Connecticut State Health & Educational Facilities Authority, RB, Mary Wade Home Issue, Series A-1, 5.00%, 10/01/54(a)	355	388,072

Security	Par (000)	Value

Connecticut (continued)
Connecticut State Health & Educational Facilities Authority, Refunding RB, University Of Hartford Issue:
4.00%, 07/01/39	$395	$435,946
4.00%, 07/01/49	735	793,315
State of Connecticut, GO, Series C, 5.00%, 06/15/32	840	1,057,409

		6,193,497

District of Columbia — 0.3%
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Refunding RB, Subordinate, Dulles Metrorail And Capital Improvement Projects, Series B, 4.00%, 10/01/53	1,350	1,529,469

Florida — 11.1%
County of Brevard Florida Health Facilities Authority, Refunding RB, Health First, Inc. Project, 5.00%, 04/01/39	2,175	2,420,057
County of Escambia Health Facilities Authority, Refunding RB, Health Care Facilities Revenue Bond, 4.00%, 08/15/50(e)	1,255	1,394,393
County of Lee Florida, Refunding ARB, Series A, AMT:
5.63%, 10/01/26	1,280	1,365,197
5.38%, 10/01/32	1,700	1,803,105
County of Miami-Dade Florida, RB, Seaport Department:
Series A, 6.00%, 10/01/38	2,755	3,204,506
Series B, AMT, 6.00%, 10/01/30	870	1,014,037
Series B, AMT, 6.25%, 10/01/38	560	651,062
Series B, AMT, 6.00%, 10/01/42	895	1,036,106
County of Miami-Dade Florida, Refunding ARB, Series A, AMT, 5.00%, 10/01/38	655	767,784
County of Miami-Dade Florida Aviation, Refunding ARB, AMT, 5.00%, 10/01/34	260	299,811
County of Miami-Dade Florida Aviation Revenue, Refunding ARB, Series A, AMT, 5.00%, 10/01/22(b)	3,550	3,911,390
County of Miami-Dade Florida Educational Facilities Authority, RB, University of Miami, Series A, 5.00%, 04/01/40	3,600	4,150,908
County of Miami-Dade Florida Water & Sewer System Revenue, Refunding RB, Series B, 4.00%, 10/01/49	2,095	2,385,576

2

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock MuniYield Quality Fund, Inc. (MQY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
County of Orange Florida Health Facilities Authority, Refunding RB, Presbyterian Retirement Communities Project:
5.00%, 08/01/41	$765	$852,363
5.00%, 08/01/47	2,225	2,471,063
County of Orange HFA, RB, S/F Housing, Multi-County Program, Series A (Ginnie Mae, Fannie Mae & Freddie Mac), 3.75%, 09/01/47	655	702,763
County of Osceola FL Transportation Revenue, Refunding RB, Series A-2(c):
0.00%, 10/01/41	775	382,927
0.00%, 10/01/42	1,035	490,466
0.00%, 10/01/43	945	430,032
0.00%, 10/01/44	965	421,792
0.00%, 10/01/45	810	344,153
County of Palm Beach Florida Solid Waste Authority, Refunding RB, Series B:
5.00%, 10/01/21(b)	45	48,028
5.00%, 10/01/31	2,780	2,959,115
County of Putnam Florida Development Authority, Refunding RB, Seminole Project, Series A, 5.00%, 03/15/42	2,390	2,888,650
Florida Housing Finance Corp., RB, S/F Housing, Series 1 (Ginnie Mae, Fannie Mae & Freddie Mac), 3.75%, 07/01/42	1,575	1,684,573
Florida Ports Financing Commission, Refunding RB, State Transportation Trust Fund, Series B, AMT:
5.13%, 06/01/27	1,395	1,468,768
5.38%, 10/01/29	1,900	2,028,060
Greater Orlando Aviation Authority, RB, Priority Subordinated, AMT:
Series A, 5.00%, 10/01/47	4,785	5,721,520
Sub-Series A, 5.00%, 10/01/52	2,050	2,464,079
Lakewood Ranch Stewardship District, Special Assessment Bonds, S/F Housing, Stewardship District:
4.00%, 05/01/40	365	375,724
4.00%, 05/01/50	605	612,369
Reedy Creek Improvement District, GO, Series A, 5.25%, 06/01/23(b)	1,620	1,838,797
State of Florida, GO, Department of Transportation, Right-of-Way Acquisition and Bridge Construction Bonds, 4.00%, 07/01/39	2,840	3,283,210

Security	Par (000)	Value

Florida (continued)
Storey Creek Community Development District, Special Assessment Bonds, Assessment Area One Project:
4.00%, 12/15/39	$415	$426,919
4.13%, 12/15/49	350	359,684

		56,658,987

Georgia — 1.4%
County of Gainesville Georgia & Hall Hospital Authority, Refunding RB, Northeast Georgia Health System, Inc. Project, Series A (GTD), 5.50%, 08/15/54	680	802,856
County of LaGrange-Troup Hospital Authority, Refunding RB, Revenue Anticipation Certificates, 4.00%, 04/01/47	1,730	1,883,710
Main Street Natural Gas, Inc., RB, Series A, 5.00%, 05/15/43	935	1,132,743
Municipal Electric Authority of Georgia, RB, Plant Vogtle Units 3 & 4 Project:
4.00%, 01/01/49	725	797,152
5.00%, 01/01/56	985	1,169,491
Private Colleges & Universities Authority, RB, Savannah College of Art & Design:
5.00%, 04/01/33	190	217,476
5.00%, 04/01/44	855	965,124

		6,968,552

Illinois — 12.3%
Chicago Board of Education, GO, Refunding, Series A:
CAB, 0.00%, 12/01/25(c)	340	294,273
5.00%, 12/01/29	900	1,118,430
5.00%, 12/01/30	1,080	1,334,102
City of Chicago Illinois, Refunding ARB, Senior Lien, Series B, 5.00%, 01/01/41	3,800	4,492,854
City of Chicago Illinois, Refunding GARB, O’Hare International Airport, Passenger Facility Charge, Series B, AMT, 5.00%, 01/01/31	2,500	2,672,925
City of Chicago Illinois Midway International Airport, Refunding ARB, 2nd Lien, Series A, AMT, 5.00%, 01/01/34	1,475	1,666,366
City of Chicago Illinois O’Hare International Airport, GARB:
3rd Lien, Series A, 5.75%, 01/01/21(b)	4,615	4,817,229
3rd Lien, Series A, 5.75%, 01/01/39	885	920,533
Senior Lien, Series D, 5.25%, 01/01/42	3,985	4,848,231

3

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock MuniYield Quality Fund, Inc. (MQY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Illinois (continued)
City of Chicago Illinois O’Hare International Airport, Refunding GARB, Senior Lien, Series C, AMT, 5.38%, 01/01/39	$4,090	$4,520,963
City of Chicago Illinois Transit Authority, RB:
5.25%, 12/01/49	710	817,672
Sales Tax Receipts, 5.25%, 12/01/36	840	898,422
County of Cook Illinois Forest Preserve District, GO, Refunding, Limited Tax Project, Series B, 5.00%, 12/15/37	280	300,978
Illinois Finance Authority, RB, Carle Foundation, Series A, 5.75%, 08/15/34	850	908,710
Illinois Finance Authority, Refunding RB:
Silver Cross Hospital & Medical Centers, Series C, 4.13%, 08/15/37	1,690	1,811,342
Silver Cross Hospital & Medical Centers, Series C, 5.00%, 08/15/44	470	525,831
University of Chicago Medical Center, Series B, 4.00%, 08/15/41	1,100	1,197,680
Illinois Housing Development Authority, RB, S/F Housing, 4.13%, 10/01/38	1,875	2,098,819
Metropolitan Pier & Exposition Authority, RB (NPFGC)(c):
0.00%, 06/15/30(f)	800	659,104
0.00%, 06/15/30	14,205	11,042,683
Metropolitan Pier & Exposition Authority, Refunding RB, McCormick Place Expansion Project:
CAB, Series B (AGM), 0.00%, 06/15/44(c)	4,625	2,257,416
4.00%, 06/15/50(e)	790	869,711
5.00%, 06/15/50(e)	1,030	1,233,703
Railsplitter Tobacco Settlement Authority, RB, 6.00%, 06/01/21(b)	900	960,345
Regional Transportation Authority, RB, Series B (NPFGC), 5.75%, 06/01/33	3,200	4,407,488
State of Illinois, GO:
5.25%, 02/01/33	1,140	1,278,316
5.50%, 07/01/33	1,100	1,229,910
5.25%, 02/01/34	1,140	1,277,153
5.50%, 07/01/38	1,840	2,049,282

		62,510,471

Security	Par (000)	Value

Indiana — 0.7%
Indiana Finance Authority, RB, Series A:
CWA Authority Project, 1st Lien, 5.25%, 10/01/38	$1,400	$1,491,728
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 07/01/44	690	758,503
State of Indiana Finance Authority, RB, Private Activity Bond, Ohio River Bridges, Series A, AMT, 5.00%, 07/01/40	1,190	1,312,630

		3,562,861

Louisiana — 2.2%
City of New Orleans Louisiana Aviation Board, ARB, Series B, AMT, 5.00%, 01/01/40	2,260	2,582,547
Jefferson Sales Tax District, RB, Series B (AGM):
5.00%, 12/01/34	330	410,002
5.00%, 12/01/35	440	546,000
5.00%, 12/01/36	395	489,650
5.00%, 12/01/37	495	612,845
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, East Baton Rouge Sewerage Commission Projects, Series A, 5.00%, 02/01/44	4,015	4,516,233
Louisiana Public Facilities Authority, Refunding RB, Ochsner Clinic Foundation Project, 5.00%, 05/15/46	1,900	2,238,466

		11,395,743

Maine — 0.5%
State of Maine Housing Authority, RB:
M/F Housing, Series E, 4.15%, 11/15/38	1,305	1,449,216
M/F Housing, Series E, 4.25%, 11/15/43	975	1,078,252
S/F Housing, Mortgage Purchase Bonds, Series B, 3.35%, 11/15/44	265	275,120

		2,802,588

Maryland — 1.0%
City of Baltimore Maryland, Refunding, Tax Allocation Bonds, Senior Lien, Harbor Point Project, Series A(a):
3.50%, 06/01/39	650	658,158
3.63%, 06/01/46	355	358,358

4

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock MuniYield Quality Fund, Inc. (MQY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Maryland (continued)
Maryland Community Development Administration, Refunding RB, S/F Housing, Series A, 4.10%, 09/01/38	$1,580	$1,745,537
Maryland Health & Higher Educational Facilities Authority, RB, Medstar Health Issue, Series A, 5.00%, 05/15/42	2,170	2,587,573

		5,349,626

Massachusetts — 2.7%
Massachusetts Development Finance Agency, RB, Emerson College Issue, Series A, 5.00%, 01/01/47	2,855	3,321,222
Massachusetts Development Finance Agency, Refunding RB, Partners Health Care System, 4.00%, 07/01/41	4,450	5,069,173
Massachusetts HFA, RB, M/F Housing, Series A, 3.85%, 06/01/46	75	80,527
Massachusetts HFA, Refunding RB, AMT:
Series A, 4.45%, 12/01/42	1,055	1,119,851
Series C, 5.00%, 12/01/30	810	820,133
Series C, 5.35%, 12/01/42	415	418,801
Massachusetts School Building Authority, RB:
Dedicated Sales Tax, Senior Series A, 5.00%, 05/15/43	1,720	1,924,405
Sub-Series B, 4.00%, 02/15/43	1,025	1,113,980

		13,868,092

Michigan — 5.1%
City of Detroit Michigan Water Supply System Revenue, RB, Senior Lien, Series A, 5.25%, 07/01/41	1,000	1,052,190
Eastern Michigan University, RB, Series A (AGM), 4.00%, 03/01/44	840	934,038
Lansing Board of Water & Light, RB, Board of Water & Light Utilities System, Series A, 5.50%, 07/01/21(b)	2,500	2,661,750
Michigan Finance Authority, Refunding RB:
Henry Ford Health System, 4.00%, 11/15/46	1,600	1,745,392
Trinity Health Credit Group, 5.00%, 12/01/21(b)	25	26,878
Trinity Health Credit Group, Series A, 4.00%, 12/01/40	4,055	4,594,801
Michigan State University, Refunding RB, Board of Trustees, Series B, 5.00%, 02/15/48	865	1,080,757
Michigan Strategic Fund, RB, I-75 Improvement Project, AMT, 5.00%, 12/31/43	2,235	2,704,126

Security	Par (000)	Value

Michigan (continued)
Royal Oak Hospital Finance Authority Michigan, Refunding RB, Beaumont Health Credit Group, Series D, 5.00%, 09/01/39	$1,470	$1,670,743
State of Michigan Building Authority, Refunding RB, Facilities Program:
Series I-A, 5.38%, 10/15/36	1,200	1,284,804
Series I-A, 5.38%, 10/15/41	1,000	1,067,270
Series II-A (AGM), 5.25%, 10/15/36	4,270	4,564,075
State of Michigan Housing Development Authority, RB, S/F Housing, Series C, 4.13%, 12/01/38	2,010	2,228,648
Western Michigan University, Refunding RB, General, University and College Improvements (AGM), 5.00%, 11/15/39	520	583,643

		26,199,115

Minnesota — 0.1%
Minnesota Housing Finance Agency, RB, S/F Housing, Series B (Ginnie Mae, Fannie Mae & Freddie Mac), 2.80%, 01/01/44(e)	540	543,915

Missouri — 0.1%
Missouri Housing Development Commission, RB, S/F Housing, First Place Homeownership Loan Program, Series A (Ginnie Mae, Fannie Mae & Freddie Mac), 2.85%, 05/01/50(e)	270	270,065

Nebraska — 0.2%
Central Plains Nebraska Energy Project, RB, Gas Project No. 3, 5.25%, 09/01/37	1,000	1,097,110

New Hampshire — 0.5%
New Hampshire Housing Finance Authority, RB, M/F Housing, Cimarron, Whittier Falls & Marshall (FHA), 4.00%, 07/01/52	2,200	2,349,336

New Jersey — 9.1%
New Jersey EDA, RB:
Goethals Bridge Replacement Project, AMT, Private Activity Bond, 5.38%, 01/01/43	1,220	1,383,480
Goethals Bridge Replacement Project, AMT, Private Activity Bond, 5.13%, 01/01/34	935	1,058,373
Series WW, 5.25%, 06/15/25(b)	25	30,602
Series WW, 5.25%, 06/15/33	215	250,501
Series WW, 5.00%, 06/15/34	280	319,561
Series WW, 5.00%, 06/15/36	1,280	1,458,790
Series WW, 5.25%, 06/15/40	465	534,987

5

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock MuniYield Quality Fund, Inc. (MQY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New Jersey (continued)
New Jersey EDA, Refunding RB, Sub-Series A, 4.00%, 07/01/32	$470	$515,863
New Jersey Higher Education Student Assistance Authority, Refunding RB, AMT:
Series 1, 5.50%, 12/01/25	300	318,303
Series 1, 5.75%, 12/01/27	145	154,453
Series 1, 5.75%, 12/01/28	160	170,395
Series 1, 5.88%, 12/01/33	1,980	2,131,826
Series B, 3.25%, 12/01/39	3,290	3,423,903
Sub-Series C, 3.63%, 12/01/49	1,000	1,037,660
New Jersey Housing & Mortgage Finance Agency, Refunding RB, M/F Housing, Series 2, AMT, 4.35%, 11/01/33	1,225	1,292,706
New Jersey Transportation Trust Fund Authority, RB:
Transportation Program, Series AA, 5.25%, 06/15/33	2,035	2,264,426
Transportation Program, Series AA, 5.00%, 06/15/38	2,440	2,724,187
Transportation System, CAB, Series A, 0.00%, 12/15/29(c)	7,530	5,927,089
Transportation System, Series A, 5.50%, 06/15/21(b)	1,605	1,705,104
Transportation System, Series A (NPFGC), 5.75%, 06/15/25	2,000	2,434,760
Transportation System, Series AA, 5.50%, 06/15/39	3,565	3,967,275
Transportation System, Series B, 5.00%, 06/15/21(b)	725	764,940
Transportation System, Series B, 5.50%, 06/15/31	2,750	2,901,525
Transportation System, Series D, 5.00%, 06/15/32	875	994,962
Tobacco Settlement Financing Corp., Refunding RB:
Series A, 5.00%, 06/01/34	1,260	1,544,029
Series A, 5.00%, 06/01/36	1,855	2,258,500
Series A, 4.00%, 06/01/37	1,150	1,284,216
Sub-Series B, 5.00%, 06/01/46	3,105	3,569,291

		46,421,707

New Mexico — 0.3%
City of Santa Fe New Mexico, RB, EL Castillo Retirement Residences Project, Series A, 5.00%, 05/15/49	270	301,047
New Mexico Hospital Equipment Loan Council, Refunding RB, Presbyterian Healthcare Services, 5.00%, 08/01/44	500	581,050

Security	Par (000)	Value

New Mexico (continued)
New Mexico Mortgage Finance Authority, RB, S/F Housing (Ginnie Mae, Fannie Mae & Freddie Mac), 2.88%, 07/01/45(e)	$795	$801,193

		1,683,290

New York — 3.1%
City of New York New York Transitional Finance Authority, RB, Series S-3, 4.00%, 07/15/46	1,550	1,764,442
City of New York Transitional Finance Authority, Refunding RB, Future Tax Secured, Series B, 5.00%, 11/01/32	5,520	6,123,888
Hudson Yards Infrastructure Corp., RB, Senior, Fiscal 2012:
5.75%, 02/15/21(b)	615	646,033
5.75%, 02/15/47	385	402,156
New York Transportation Development Corp., ARB, LaGuardia Airport Terminal B Redevelopment Project, Series A, AMT, 5.25%, 01/01/50	2,855	3,257,783
Port Authority of New York & New Jersey, Refunding ARB, AMT:
Consolidated, 186th Series, 5.00%, 10/15/36	850	985,082
Consolidated,186th Series, 5.00%, 10/15/44	1,690	1,941,523
Series 207, 4.00%, 09/15/43	630	707,314
State of New York HFA, RB, M/F Housing, Green Bond, Series B (SONYMA), 3.88%, 11/01/48	230	247,091

		16,075,312

North Carolina — 0.1%
North Carolina Turnpike Authority, RB, Senior Lien, Triangle Express Way System:
4.00%, 01/01/55	270	301,738
(AGM), 4.00%, 01/01/55	215	242,845

		544,583

North Dakota — 0.1%
North Dakota Housing Finance Agency, RB, S/F Housing, Home Mortgage, Series F, 3.05%, 07/01/43	435	445,945

Ohio — 1.6%
Buckeye Tobacco Settlement Financing Authority, RB, Asset-Backed, Senior Turbo Term, Series A-2, 5.75%, 06/01/34	3,550	3,565,655
County of Butler Ohio, Refunding RB, UC Health, 4.00%, 11/15/37	635	723,354

6

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock MuniYield Quality Fund, Inc. (MQY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Ohio (continued)
County of Lucas Ohio, Refunding RB, Promedica Healthcare, Series A, 6.50%, 11/15/21(b)	$725	$796,623
Ohio Housing Finance Agency, RB, S/F Housing, Series A (Ginnie Mae, Fannie Mae & Freddie Mac), 4.00%, 09/01/48	440	481,928
State of Ohio Turnpike Commission, RB, Junior Lien, Infrastructure Projects, Series A-1:
5.25%, 02/15/32	950	1,067,791
5.25%, 02/15/33	1,325	1,488,160

		8,123,511

Oklahoma — 0.2%
City of Oklahoma Turnpike Authority, RB, Series A, 4.00%, 01/01/48	760	844,596

Oregon — 0.4%
County of Clackamas Community College District, GO, Convertible Deferred Interest Bonds, Series A, 5.00%, 06/15/39(d)	605	721,783
County of Clackamas Oregon School District No. 12 North Clackamas, GO, CAB, Series A, 0.00%, 06/15/38(c)	1,360	726,961
State of Oregon Housing & Community Services Department, RB, S/F Housing, Mortgage Program, Series C, 3.95%, 07/01/43	575	630,091

		2,078,835

Pennsylvania — 11.4%
City of Philadelphia Pennsylvania Airport Revenue, Refunding ARB, Series B, AMT, 5.00%, 07/01/47	2,210	2,623,403
Commonwealth Financing Authority, RB, Tobacco Master Settlement Payment (AGM), 4.00%, 06/01/39	1,445	1,628,616
County of Montgomery Higher Education & Health Authority, Refunding RB, Thomas Jefferson University, Series A, 4.00%, 09/01/49	1,310	1,456,890
Pennsylvania Economic Development Financing Authority, RB:
AMT, 5.00%, 06/30/42	1,420	1,628,726
Pennsylvania Bridge Finco LP, AMT, 5.00%, 12/31/34	3,420	3,991,790
Pennsylvania Rapid Bridge Replacement, 5.00%, 12/31/38	11,890	13,748,050
Pennsylvania Economic Development Financing Authority, Refunding RB, Series A, 4.00%, 11/15/42	1,305	1,457,111

Security	Par (000)	Value

Pennsylvania (continued)
Pennsylvania Higher Educational Facilities Authority, Refunding RB, Thomas Jefferson University, Series A, 5.25%, 09/01/50	$4,575	$5,303,340
Pennsylvania Housing Finance Agency, RB, S/F Housing:
Series 127-B, 3.88%, 10/01/38	1,210	1,316,468
Series 128B, 3.85%, 04/01/38	2,680	2,943,846
Pennsylvania Turnpike Commission, RB:
Series A, 5.00%, 12/01/38	860	1,002,700
Series A-1, 5.00%, 12/01/41	1,125	1,334,621
Series B, 5.00%, 12/01/40	440	522,249
Series C, 5.50%, 12/01/23(b)	760	892,339
Series C, 5.00%, 12/01/39	1,500	1,748,985
Sub-Series A-1, 5.00%, 12/01/41	2,725	3,192,664
Subordinate, Special Motor License Fund, 5.50%, 12/01/20(b)	6,700	6,954,399
Subordinate, Special Motor License Fund, 6.00%, 12/01/20(b)	775	807,604
Pennsylvania Turnpike Commission, Refunding RB:
Motor Licensed Fund Enhancement, Third Series, 4.00%, 12/01/38	2,845	3,225,263
Series A-1, 5.00%, 12/01/40	1,040	1,222,957
Philadelphia School District, GO, Refunding, Series F, 5.00%, 09/01/38	425	503,119
State Public School Building Authority, RB, The School District of Philadelphia Project, 5.00%, 04/01/22(b)	500	544,120

		58,049,260

Puerto Rico — 3.8%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, Restructured:
CAB, Series A-1, 0.00%, 07/01/46(c)	2,870	838,270
Series A-1, 4.75%, 07/01/53	2,552	2,823,660
Series A-1, 5.00%, 07/01/58	3,319	3,727,635
Series A-2, 4.33%, 07/01/40	8,769	9,520,503
Series A-2, 4.78%, 07/01/58	776	858,132
Series B-1, 4.75%, 07/01/53	649	717,450
Series B-2, 4.78%, 07/01/58	629	693,397

		19,179,047

Rhode Island — 1.7%
Rhode Island Housing & Mortgage Finance Corp., RB, M/F Housing, Multi Family Development Bond, Series 1B, 3.90%, 10/01/37	550	570,361

7

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock MuniYield Quality Fund, Inc. (MQY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Rhode Island (continued)
Rhode Island Turnpike & Bridge Authority, Refunding RB, Series A, 5.00%, 10/01/40	$640	$755,302
Tobacco Settlement Financing Corp., Refunding RB, Series B, 4.50%, 06/01/45	7,180	7,543,811

		8,869,474

South Carolina — 7.3%
County of Berkeley South Carolina, Special Assessment Bonds, Nexton Improvement District Assessment:
4.25%, 11/01/40	485	499,395
4.38%, 11/01/49	715	732,954
County of Charleston South Carolina Airport District, ARB, Series A, AMT:
5.50%, 07/01/38	1,500	1,694,685
5.50%, 07/01/41	2,725	3,069,168
South Carolina Jobs EDA, RB, McLeod Health Obligated Group, 5.00%, 11/01/48	3,090	3,749,282
South Carolina Jobs EDA, Refunding RB, Series A:
Palmetto Health (AGM), 6.50%, 08/01/21(b)	320	346,582
Prisma Health Obligated Group, 5.00%, 05/01/38	3,395	4,111,311
South Carolina Jobs-Economic Development Authority, RB, Hilton Head Christian Academy, 5.00%, 01/01/55(a)	1,315	1,382,249
State of South Carolina Ports Authority, ARB, AMT, 5.00%, 07/01/55	1,970	2,336,341
State of South Carolina Ports Authority, RB, AMT, 5.25%, 07/01/25(b)	3,160	3,839,400
State of South Carolina Public Service Authority, RB:
Santee Cooper, Series A, 5.50%, 12/01/54	9,985	11,330,978
Series E, 5.50%, 12/01/53	985	1,111,838

Security	Par (000)	Value

South Carolina (continued)
State of South Carolina Public Service Authority, Refunding RB, Santee Cooper, Series B, 5.00%, 12/01/38	$2,850	$3,174,017

		37,378,200

South Dakota — 0.4%
South Dakota Health & Educational Facilities Authority, Refunding RB, Avera Health Issue, 4.00%, 07/01/37	1,690	1,894,794

Tennessee — 0.6%
Greeneville Health & Educational Facilities Board, Refunding RB, Ballad Health Obligation Group, Series A, 4.00%, 07/01/40	1,130	1,261,690
Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board, RB, Vanderbilt University Medical Center, Series A, 5.00%, 07/01/46	1,700	2,005,320

		3,267,010

Texas — 9.2%
Central Texas Turnpike System, RB, Series C, 5.00%, 08/15/42	1,895	2,160,357
Central Texas Turnpike System, Refunding RB, Central Texas Turnpike System, 1st Tier, Series A, 5.00%, 08/15/41	2,330	2,532,966
City of San Antonio Texas Electric & Gas Revenue, RB, Junior Lien, 5.00%, 02/01/38	760	841,290
County of Midland Texas Fresh Water Supply District No. 1, RB, CAB, City of Midland Project, Series A, 0.00%, 09/15/36(c)	2,870	1,594,457
County of Tarrant Texas Cultural Education Facilities Finance Corp., Refunding RB, Cook Children’s Medical Center, 5.25%, 12/01/39	1,100	1,255,584
Dallas Texas Area Rapid Transit, Refunding RB, Series A, 5.00%, 12/01/48	4,340	5,163,255
Dallas-Fort Worth International Airport, ARB, Joint Improvement, Series D, AMT:
5.00%, 11/01/38	8,550	9,057,528
5.00%, 11/01/42	1,500	1,593,900
Dallas-Fort Worth International Airport, Refunding ARB, Series F, 5.25%, 11/01/33	1,325	1,519,802
Leander ISD, GO, Refunding, CAB, Series D (PSF-GTD), 0.00%, 08/15/38(c)	4,665	2,221,986

8

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock MuniYield Quality Fund, Inc. (MQY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
North Texas Tollway Authority, Refunding RB:
4.25%, 01/01/49	$1,675	$1,901,762
1st Tier-Series A, 5.00%, 01/01/43	570	698,489
Series B, 5.00%, 01/01/40	1,375	1,515,511
San Antonio Public Facilities Corp., Refunding RB, Convention Center Refinancing & Expansion Project, CAB(c):
0.00%, 09/15/35	3,180	1,609,589
0.00%, 09/15/36	6,015	2,869,035
0.00%, 09/15/37	4,305	1,930,749
Texas Department of Housing & Community Affairs, RB, S/F Housing Mortgage, Series A (Ginnie Mae), 4.25%, 09/01/43	535	589,950
Texas Municipal Gas Acquisition & Supply Corp. III, RB, Natural Gas Utility Improvements:
5.00%, 12/15/31	1,600	1,751,264
5.00%, 12/15/32	3,620	3,959,230
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien, AMT, Blueridge Transportation Group, 5.00%, 12/31/45	1,745	1,998,426

		46,765,130

Utah — 0.8%
City of Salt Lake Corp. Airport Revenue, ARB, Series A, AMT, 5.00%, 07/01/48	610	736,148
Salt Lake City Corp. Airport Revenue, ARB, Series A, AMT, 5.00%, 07/01/42	1,700	2,037,433
Utah Charter School Finance Authority, RB, Wallace Stegner Academy Project, Series A, 5.00%, 06/15/49(a)	285	303,411
Utah Housing Corp., RB, S/F Housing, Class III, Series D-2 (FHA), 4.00%, 01/01/36	790	865,319

		3,942,311

Virginia — 0.2%
Virginia Small Business Financing Authority, RB, 95 Express Lanes LLC Project, AMT, 5.00%, 07/01/49	1,020	1,081,526

Washington — 2.7%
County of Snohomish Housing Authority, Refunding RB, 4.00%, 04/01/44	655	721,777
Port of Seattle Washington, ARB, Series A, AMT, 5.00%, 05/01/43	2,690	3,210,058
Port of Seattle Washington, RB, Intermediate Lien, Series C, AMT, 5.00%, 04/01/40	1,380	1,579,383

Security	Par (000)	Value

Washington (continued)
Washington Health Care Facilities Authority, RB:
MultiCare Health System, Remarketing, Series B, 5.00%, 08/15/44	$4,000	$4,341,640
Providence Health & Services, 4.00%, 10/01/45	965	1,045,471
Seattle Childrens Hospital, Series A, 5.00%, 10/01/45	1,785	2,088,504
Washington State Housing Finance Commission, RB, Transforming Age Project, Series A, 5.00%, 01/01/55(a)	760	835,080

		13,821,913

West Virginia — 0.3%
West Virginia Hospital Finance Authority, RB, Improvement, West Virginia University Health System Obligated Group, Series A, 4.00%, 06/01/51	1,255	1,374,915

Wisconsin — 1.4%
Public Finance Authority, RB, American Preparatory Academy — Las Vegas Project, Series A(a):
5.00%, 07/15/39	145	161,507
5.00%, 07/15/49	550	601,903
5.00%, 07/15/54	260	283,462
Public Finance Authority, Refunding RB, Penick Village Obligation Group, 5.00%, 09/01/54(a)	455	496,155
Wisconsin Housing & Economic Development Authority, RB, M/F Housing, Series A:
4.15%, 11/01/48	2,930	3,204,834
4.45%, 05/01/57	1,575	1,719,553
3.20%, 11/01/49	170	175,107
3.38%, 05/01/57	285	294,676

		6,937,197

Total Municipal Bonds — 113.1% (Cost — $509,038,064)		576,475,620

9

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock MuniYield Quality Fund, Inc. (MQY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds Transferred to Tender Option Bond Trusts(g) — 47.7%

Arizona — 0.5%
County of Maricopa Industrial Development Authority, RB, Banner Health, Series A, 4.00%, 01/01/41	$2,310	$2,600,921

California — 1.7%
Bay Area Toll Authority, Refunding RB, San Francisco Bay Area Toll Bridge Subordinate, 4.00%, 04/01/47(h)	5,282	5,905,507
Los Angeles California Unified School District, GO, Election of 2008, Series B-1, 5.25%, 07/01/42(h)	2,158	2,744,878

		8,650,385

Colorado — 0.8%
City & County of Denver Colorado Airport System Revenue, Refunding ARB, Subordinate System, Series A, AMT, 5.25%, 12/01/48(h)	3,194	3,946,401

Connecticut — 0.4%
State of Connecticut Health & Educational Facility Authority, Refunding RB, Trinity Health Credit Group, 5.00%, 12/01/45	1,891	2,233,196

District of Columbia — 0.3%
District of Columbia Housing Finance Agency, RB, M/F Housing, Series B-2 (FHA), 4.10%, 09/01/39	1,411	1,558,144

Florida — 6.1%
County of Broward Florida Airport Facilities Revenue, ARB, Senior Bond, Series B, AMT, 4.00%, 09/01/49	3,136	3,498,241
County of Miami-Dade Florida Transit System, Refunding RB, Sales Tax, 5.00%, 07/01/42	2,390	2,593,341
County of Miami-Dade Florida Water & Sewer System, RB, (AGM), 5.00%, 10/01/20(b)	12,729	13,070,565
County of Seminole Florida, Refunding RB, Series B (NPFGC), 5.25%, 10/01/31	6,300	8,477,217

Security	Par (000)	Value

Florida (continued)
Greater Orlando Aviation Authority, ARB, Series A, AMT, 4.00%, 10/01/49(h)	$3,227	$3,639,978

		31,279,342

Georgia — 0.6%
Georgia Housing & Finance Authority, Refunding RB, S/F Mortgage Bonds, Series A, 3.70%, 06/01/49	2,771	2,995,168

Illinois — 3.1%
City of Chicago Illionis Waterworks, Refunding RB, 2017 2nd Lien, Water Revenue Project (AGM), 5.25%, 11/01/33	2,850	2,856,440
State of Illinois Toll Highway Authority, RB:
Series A, 5.00%, 01/01/38	2,878	3,173,503
Series A, 5.00%, 01/01/40	3,721	4,368,773
Series B, 5.00%, 01/01/40	1,410	1,662,979
Series C, 5.00%, 01/01/38	3,243	3,777,836

		15,839,531

Kansas — 1.6%
County of Wyandotte Kansas Unified School District, GO, Series A, 5.50%, 09/01/47	6,444	7,928,250

Louisiana — 0.4%
County of St. Louisiana Gasoline & Fuels Tax Revenue, Refunding RB, First Lien, Series A, 4.00%, 05/01/41	2,085	2,286,619

Maryland — 1.3%
City of Baltimore Maryland, RB, Wastewater Project, Series A, 5.00%, 07/01/46	1,485	1,790,014
City of Baltimore Maryland Water Utility Fund, RB, Sub-Water Projects, Series A, 5.00%, 07/01/41	3,845	4,617,946

		6,407,960

Massachusetts — 0.5%
Commonwealth of Massachusetts, GO, Series A, 5.00%, 03/01/46	2,022	2,314,742

Michigan — 3.7%
Michigan Finance Authority, RB, Series A:
Beaumont Health Credit Group, 5.00%, 11/01/44	2,701	3,141,477
Mclaren Health Care, 4.00%, 02/15/50	3,975	4,490,677

10

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock MuniYield Quality Fund, Inc. (MQY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Michigan (continued)
Michigan Finance Authority, Refunding RB, Trinity Health Credit Group, 5.00%, 12/01/21(b)	$9,075	$9,744,553
State of Michigan Building Authority, Refunding RB, Facilities Program, Series I, 5.00%, 10/15/45	1,180	1,400,861

		18,777,568

Nebraska — 0.7%
Nebraska Investment Finance Authority, RB, S/F Housing, Series A (Ginnie Mae, Fannie Mae & Freddie Mac), 3.70%, 03/01/47	3,090	3,323,386

Nevada — 2.1%
County of Clark Nevada, GOL, Stadium Improvement, Series A, 5.00%, 06/01/38	4,202	5,267,010
Las Vegas Valley Water District Nevada, GO, Refunding, Water Improvement, Series A, 5.00%, 06/01/46	4,720	5,646,678

		10,913,688

New Jersey — 2.2%
County of Hudson New Jersey Improvement Authority, RB, Hudson County Vocational-Technical Schools Project, 5.25%, 05/01/51	1,120	1,337,762
New Jersey State Turnpike Authority, Refunding RB:
Series B, 4.00%, 01/01/37	3,193	3,697,809
Series G, 4.00%, 01/01/43	2,957	3,361,638
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series B, 5.25%, 06/15/36	2,581	2,702,709

		11,099,918

New York — 9.9%
City of New York Housing Development Corp., Refunding RB, Sustainable Neighborhood Bonds, Series A, 4.15%, 11/01/38	2,990	3,336,661
City of New York Transitional Finance Authority, BARB, Series S-1, 4.00%, 07/15/42(h)	2,280	2,401,319
City of New York Transitional Finance Authority, RB, Future Tax, Sub-Series A-3, 5.00%, 08/01/40(h)	4,228	5,211,545
City of New York Water & Sewer System, Refunding RB:
2nd General Resolution, Fiscal 2013, Series CC, 5.00%, 06/15/47(d)	7,641	8,613,615

Security	Par (000)	Value

New York (continued)
2nd General Resolution, Series FF, 5.00%, 06/15/39	$4,050	$4,815,045
Series DD, 5.00%, 06/15/35	2,280	2,655,858
Metropolitan Transportation Authority, RB, Transportation, Sub-Series D-1, 5.25%, 11/15/44	4,750	5,534,225
Metropolitan Transportation Authority, Refunding RB, Series C-1, 5.25%, 11/15/56	2,057	2,473,354
Port Authority of New York & New Jersey, RB, 169th Series, AMT, 5.00%, 10/15/34	10,830	11,517,488
Port Authority of New York & New Jersey, Refunding ARB, Consolidated, 198th Series, 5.25%, 11/15/56	3,081	3,803,452

		50,362,562

Ohio — 1.6%
Northeast Ohio Regional Sewer District, Refunding RB:
4.00%, 11/15/43	4,007	4,547,667
4.00%, 11/15/49(h)	3,210	3,479,961

		8,027,628

Pennsylvania — 2.0%
Commonwealth of Pennsylvania, GO, 1st Series, 4.00%, 03/01/36(h)	4,273	4,927,892
County of Westmoreland Pennsylvania Municipal Authority, Refunding RB, (BAM), 5.00%, 08/15/42	1,220	1,432,500
Pennsylvania Housing Finance Agency, RB, S/F Housing, Series 129, 3.40%, 10/01/49	2,096	2,167,694

11

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock MuniYield Quality Fund, Inc. (MQY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pennsylvania (continued)
Philadelphia Authority for Industrial Development, RB, Childrens Hospital of Philadelphia Project, Series A, 4.00%, 07/01/44	$1,678	$1,796,025

		10,324,111

Rhode Island — 0.4%
Rhode Island Housing & Mortgage Finance Corp., Refunding RB, S/F Housing, Home Ownership Opportunity Bonds, Series 69-B (Ginnie Mae, Fannie Mae & Freddie Mac), 3.95%, 10/01/43	1,960	2,145,926

South Carolina — 0.6%
South Carolina Ports Authority, ARB, Series B, AMT, 4.00%, 07/01/49(h)	2,850	3,176,382

Texas — 4.6%
City of Houston Texas Community College, GO, Limited Tax, 4.00%, 02/15/43	2,010	2,139,223
County of Harris Texas Toll Road Authority, Refunding RB, Senior Lien, Series A, 5.00%, 08/15/43	1,679	2,062,624
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB, Baylor Health Care System Project, Series A, 5.00%, 11/15/38	879	981,431
County of Tarrant Texas Cultural Education Facilities Finance Corp., Refunding RB, Texas Health Resources System, Series A, 5.00%, 02/15/41	4,720	5,645,120
Dallas-Fort Worth International Airport, ARB, Series H, AMT, 5.00%, 11/01/37(h)	4,501	4,739,772
Howe Independent School District, GO, School Building (PSF-GTD), 4.00%, 08/15/43	2,985	3,357,677
San Antonio Public Facilities Corp., Refunding RB, Convention Center Refinancing And Expansion Project, 4.00%, 09/15/42	2,564	2,688,754
Texas Department of Housing & Community Affairs, RB, S/F Housing, Series A (Ginnie Mae):
3.63%, 09/01/44	1,114	1,202,014
3.75%, 09/01/49	790	852,930

		23,669,545

Security	Par (000)	Value

Virginia — 0.8%
Hampton Roads Transportation Accountability Commission, RB, Transportation Fund, Senior Lien, Series A, 5.50%, 07/01/57	$3,079	$3,853,549

Washington — 1.7%
Metropolitan Washington Airports Authority, Refunding ARB, Series A, AMT, 5.00%, 10/01/30	3,400	3,730,310
Washington Health Care Facilities Authority, Refunding RB, Seattle Children’s Hospital, Series B, 5.00%, 10/01/38	3,930	5,057,163

		8,787,473

Wisconsin — 0.1%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health, Inc., Obligated Group, Series A, 5.00%, 04/01/42	640	699,424

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 47.7% (Cost — $225,255,799)		243,201,819

Total Long-Term Investments — 160.8% (Cost — $734,293,863)		819,677,439

	Shares

Short-Term Securities — 0.2%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.81%(i)(j)	807,839	808,001

Total Short-Term Securities — 0.2% (Cost — $808,001)		808,001

Total Investments — 161.0% (Cost — $735,101,864)		820,485,440

Other Assets Less Liabilities — 0.3%		1,078,345

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (26.6)%		(135,433,919)

VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (34.7)%		(176,571,739)

Net Assets Applicable to Common Shares — 100.0%		$509,558,127

12

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock MuniYield Quality Fund, Inc. (MQY)

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)	Zero-coupon bond.
(d)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(e)	When-issued security.
(f)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(g)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(h)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between May 1, 2021 to October 1, 2027, is $24,259,284.

(i)	Annualized 7-day yield as of period end.
(j)

During the period ended January 31, 2020, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 04/30/19	Net Activity	Shares Held at 01/31/20	Value at 01/31/20	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	487,772	320,067	807,839	$808,001	$15,216	$832	$—

(a)	Includes net capital gain distributions, if applicable.

Portfolio Abbreviations

AGC — Assured Guarantee Corp.

AGM — Assured Guaranty Municipal Corp.

AMT — Alternative Minimum Tax (subject to)

ARB — Airport Revenue Bonds

BAM — Build America Mutual Assurance Co.

BARB — Building Aid Revenue Bonds

CAB — Capital Appreciation Bonds

COP — Certificates of Participation

EDA — Economic Development Authority

FHA — Federal Housing Administration

GARB — General Airport Revenue Bonds

GO — General Obligation Bonds

GTD — Guaranteed

HFA — Housing Finance Agency

IDA — Industrial Development Authority

ISD — Independent School District

M/F — Multi-Family

NPFGC — National Public Finance Guarantee Corp.

PSF — Permanent School Fund

RB — Revenue Bonds

S/F — Single-Family

SONYMA — State of New York Mortgage Agency

13

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock MuniYield Quality Fund, Inc. (MQY)

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
10-Year U.S. Treasury Note	67	03/20/20	$8,821	$(143,213)
Long U.S. Treasury Bond	141	03/20/20	23,058	(646,861)
5-Year U.S. Treasury Note	54	03/31/20	6,497	(75,972)

				$(866,046)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$819,677,439	$—	$819,677,439
Short-Term Securities	808,001	—	—	808,001

	$808,001	$819,677,439	$—	$820,485,440

Derivative Financial Instruments(b)
Liabilities:
Interest Rate Contracts	$(866,046)	$—	$—	$(866,046)

(a)	See above Schedule of Investments for values in each state or political subdivision.
(b)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

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Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock MuniYield Quality Fund, Inc. (MQY)

Fair Value Hierarchy as of Period End (continued)

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	$—	$(135,013,301)	$—	$(135,013,301)
VRDP Shares at Liquidation Value	—	(176,600,000)	—	(176,600,000)

	$—	$(311,613,301)	$—	$(311,613,301)

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